MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
(the “Funds”)
Supplement dated May 1, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective immediately, all references in the Funds’ Prospectus to ALPS Distributors, Inc. in its capacity as the “Distributor” are hereby changed to MML Distributors, LLC.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M(YLC)-23-01

MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
(the “Funds”)
Supplement dated May 1, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, all references in the Funds’ SAI to ALPS Distributors, Inc. in its capacity as the “Distributor” are hereby changed to MML Distributors, LLC, located at 1295 State Street, Springfield, MA 01111.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M(YLC)-23-01